UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 74.1%
	Consumer Discretionary – 41.3%
8,400	Barnes & Noble, Inc.*, 1	$138,012
183,778	dELiA*s, Inc.*, 1	279,343
2,600	Las Vegas Sands Corp.[1]	120,068
702,900	LECG Corp.*	6,678
7,405	Orchard Supply Hardware Stores Corp. - Class A*, 1	124,774
13,900	Pandora A/S	141,091
15,400	PEP Boys-Manny Moe & Jack	142,912
59,920	Promotora de Informaciones S.A. - Class A - ADR*	91,078
66,566	Promotora de Informaciones S.A. - Class B - ADR[1]	177,731
3,000	Tempur-Pedic International, Inc.*, 1	138,630
37,000	Wet Seal, Inc. - Class A*, 1	105,080
		1,465,397
	Financials – 13.0%
1,800	Berkshire Hathaway, Inc. - Class B*, 1	142,848
8,000	Hartford Financial Services Group, Inc.[1]	134,560
1,700	Howard Hughes Corp.*, 1	101,779
6,100	Justice Holdings Ltd.*	80,522
		459,709
	Industrials – 2.3%
5,600	Providence and Worcester Railroad Co.[1]	79,856

	Information Technology – 11.0%
2,500	Adobe Systems, Inc.*, 1	77,625
15,900	Comverse Technology, Inc.*, 1	97,149
3,400	eBay, Inc.*, 1	133,246
7,100	Take-Two Interactive Software, Inc.*, 1	81,792
		389,812
	Telecommunication Services – 6.5%
2,000	CoSine Communications, Inc.*	3,940
13,500	MetroPCS Communications, Inc.*	86,400
8,850	Primus Telecommunications Group, Inc.*, 1	140,095
		230,435
	Total Common Stocks (Cost $2,787,702)	2,625,209

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts – 3.2%
	Call Options – 3.2%
	Abercrombie & Fitch Co.
348	Exercise Price: $55, Expiration Date: January 19, 2013	25,404
21	Exercise Price: $35, Expiration Date: January 18, 2014	$15,477
117	American International Group, Inc. Exercise Price: $30, Expiration Date: January 19, 2013	42,705
	DirecTV
72	Exercise Price: $45, Expiration Date: January 19, 2013	28,440
	Total Purchased Options Contracts (Cost $192,655)	112,026

	Warrants – 11.0%
	American International Group, Inc.
11,600	Exercise Price: $45, Expiration Date: January 19, 2021*	118,320
	Iridium Communications, Inc.
52,625	Exercise Price: $7, Expiration Date: February 14, 2013*	130,510
	JPMorgan Chase & Co.
14,700	Exercise Price: $42, Expiration Date: October 28, 2018*	141,855
	Total Warrants (Cost $376,415)	390,685

Number of Shares
	Exchange-traded notes – 2.4%
4,100	iPATH S&P 500 VIX Short-Term Futures*	85,362
	Total exchange-traded notes (Cost $88,121)	85,362

	Short-Term investments – 33.6%
639,256	Fidelity Institutional Money Market, 0.19%[1,2]	639,256

Principal Amount
$551,037	UMB Money Market Fiduciary, 0.01%[2]	551,037
	Total Short-Term Investments (Cost $1,190,293)	1,190,293

	Total Investments – 124.3% (Cost $4,635,186)	4,403,575

	Liabilities in Excess of Other Assets – (24.3)%	$(859,793)

	Total Net Assets – 100.0%	$3,543,782

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2012 (Unaudited)

Number of Shares		Value
	Securities Sold Short – (35.2)%
	Common Stocks – (32.8)%
	Consumer Discretionary – (26.7)%
(400)	Amazon.com, Inc.*	$(85,164)
(900)	Arctic Cat, Inc.*	(32,544)
(150)	AutoZone, Inc.*	(57,039)
(500)	Buffalo Wild Wings, Inc.*	(42,555)
(1,000)	Dollar Tree, Inc.*	(103,180)
(1,000)	Drew Industries, Inc.*	(26,550)
(1,500)	Home Depot, Inc.	(74,010)
(2,700)	Lowe's Cos., Inc.	(72,144)
(500)	Lululemon Athletica, Inc.*	(36,320)
(800)	O'Reilly Automotive, Inc.*	(76,632)
(4,600)	Saks, Inc.*	(45,356)
(700)	Signet Jewelers Ltd.	(30,562)
(500)	Starbucks Corp.	(27,445)
(100)	Sturm Ruger & Co., Inc.	(3,897)
(11,781)	Syms Corp.*	(102,495)
(1,000)	Thor Industries, Inc.	(30,750)
(500)	Tiffany & Co.	(27,695)
(1,700)	TJX Cos., Inc.	(72,182)
		(946,520)
	Energy – (1.1)%
(600)	InterOil Corp.*	(39,846)

	Financials – (0.8)%
(800)	Deutsche Bank A.G.*	(28,784)

	Industrials – (2.5)%
(1,000)	Caterpillar, Inc.	(87,620)

	Information Technology – (1.7)%
(300)	Ancestry.com, Inc.*	(6,462)
(200)	Salesforce.com, Inc.*	(27,724)
(1,000)	Stamps.com, Inc.*	(24,560)
		(58,746)
	Total Common Stocks (Proceeds $1,148,040)	(1,161,516)

Number of Contracts
	WRITTEN Options Contracts – (2.4)%
	Put Options – (2.4)%
	Sears Holding Corp.
(81)	Exercise Price: $45, Expiration Date: January 19, 2013	$(85,455)
	Total WRITTEN Options Contracts (Proceeds $116,029)	(85,455)
	Total Securities Sold Short (Proceeds $1,264,069)	$(1,246,971)

ADR – American Depositary Receipt

* Non-income producing security.

1 All or a portion of this security is held as collateral for securities sold short or cover for open written option contracts. At period end, the aggregate market value of those securities was $1,978,546.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Thesis Flexible Fund
SUMMARY OF INVESTMENTS
As of May 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	41.3%
Financials	13.0%
Information Technology	11.0%
Telecommunication Services	6.5%
Industrials	2.3%
Total Common Stocks	74.1%
Purchased Options Contracts	3.2%
Warrants	11.0%
Exchange-Traded Notes	2.4%
Short-Term Investments	33.6%
Total Investments	124.3%
Liabilities in Excess of Other Assets	(24.3)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Note 1 – Organization

Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund commenced investment operations on March 1, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2012 (Unaudited)

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Note 3 – Federal Income Taxes

At May 31, 2012, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$4,744,354

Proceeds from securities sold short	$(1,166,642)

Gross unrealized appreciation	$163,477
Gross unrealized depreciation	(584,585)
Net unrealized depreciation on investments and securities sold short	$(421,108)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Thesis Flexible Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2[3]		Level 3[3]		Total
Assets
Investments
Common Stocks[1]	$2,625,209		$-		$-	$2,625,209
Exchange-Traded Notes	85,362					85,362
Warrants	390,685		-		-	390,685
Short-Term Investments	1,190,293		-		-	1,190,293
Total Investments	$4,291,549	$		$		$4,291,549
Other Financial Instruments[2]
Purchased Options Contracts	112,026					112,026
Total Assets	$4,403,575		$-		$-	$4,403,575

Liabilities
Securities Sold Short
Common Stocks[1]	$1,161,516		$-		$-	$1,161,516
Other Financial Instruments[2]
Written Options Contracts	85,455		-		-	85455
Total Liabilities	$1,246,971		$-		$-	$1,246,971

1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

2 Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3 The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thesis Flexible Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	July 30, 2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	July 30, 2012

* Print the name and title of each signing officer under his or her signature.